Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 89,129	$ 50,370
Trade and other accounts receivable, net	297,055	278,332
Inventories	322,674	306,785
Deferred income taxes	8,452	7,261
Prepaid expenses and other current assets	18,185	36,983
Total current assets	735,495	679,731
Property, plant, and equipment, at cost	1,070,967	1,034,472
Less accumulated depreciation and amortization	712,596	681,506
Net property, plant, and equipment	358,371	352,966
Prepaid pension cost	12,710	11,494
Deferred income taxes	48,385	35,805
Other assets and deferred charges	72,007	73,619
Intangibles (net of amortization) and goodwill	30,542	38,047
Total assets	1,257,510	1,191,662
Current liabilities:
Accounts payable	119,298	103,217
Accrued expenses	79,061	78,546
Dividends payable	0	8,529
Book overdraft	3,906	1,680
Long-term debt, current portion	4,382	10,966
Income taxes payable	10,024	13,086
Total current liabilities	216,671	216,024
Long-term debt	424,407	232,601
Other noncurrent liabilities	214,227	193,444
Commitments and contingencies
Shareholders' equity:
Common stock and paid-in capital (without par value; authorized shares - 80,000,000; issued and outstanding - 13,417,877 at December 31, 2012 and 13,404,831 at December 31, 2011)	721	64
Accumulated other comprehensive loss	(110,689)	(98,732)
Retained earnings	512,173	648,261
Total shareholders' equity	402,205	549,593
Total liabilities and shareholders' equity	$ 1,257,510	$ 1,191,662